Royalties, Streaming and Other Mineral Interests (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Royalties, streaming and other mineral interests [Abstract]
Schedule of Royalties, Streaming and Other Mineral Interests

	Streams on Production Stage Assets ($)	Royalties on Production Stage Assets ($)	Royalties on Development Stage Assets ($)	Royalties on Exploration and Resource Stage Assets ($)	Other mineral interests ($)	Total ($)
Balance at December 31, 2022	—	310,656	122,422	215,326	19,100	667,504
Additions	—	7,369	21,250	1,152	—	29,771
Disposal	—	—	—	—	(322)	(322)
Depletion	—	(943)	—	—	—	(943)
Land agreement proceeds	—	—	—	—	(1,909)	(1,909)
Impairments	—	(8,752)	—	(13,627)	—	(22,379)
Balance at December 31, 2023	—	308,330	143,672	202,851	16,869	671,722
Additions	50,884	—	—	—	153	51,037
Disposal	—	—	—	—	(112)	(112)
Depletion	(314)	(2,890)	—	—	—	(3,204)
Land agreement proceeds	—	—	—	—	(1,663)	(1,663)
Transfers	—	16,132	(16,132)	—	—	—
Balance at December 31, 2024	50,570	321,572	127,540	202,851	15,247	717,780

Summary of Select Royalties and a Stream Owned by the Company

The following is a summary of select royalties and a stream owned by the Company as of December 31, 2024:

Asset	Interest	Jurisdiction
Streams on Production Stage Assets:
Vareš Mine	100% Copper Stream	Bosnia and Herzegovina

Royalties on Production Stage Assets:
Borden Mine (1)	0.5% NSR	Ontario, Canada
Canadian Malartic Property (open pit) (1)	2.0% – 3.0% NSR	Québec, Canada
Cozamin Mine (1)	1.0% NSR	Zacatecas, Mexico
Côté Gold Mine (1)	0.75% NSR	Ontario, Canada
Granite Creek	10% Net Profit Interest ("NPI")	Nevada, USA

Royalties on Development Stage Assets:
Canadian Malartic - Odyssey Project (1) (underground)	3.0% NSR	Québec, Canada
Borborema Project	2.0% NSR	Rio Grande do Norte, Brazil
REN - Carlin Mines	1.5% NSR	Nevada, USA
REN - Carlin Mines (NPI)	3.5% NPI	Nevada, USA

Royalties on Exploration and Resource Stage Assets:
Fenelon Gold Project	2.0% NSR	Québec, Canada
South Railroad Project (1)	0.44% NSR	Nevada, USA
Tonopah West	3.0% NSR	Nevada, USA
County Line	3.0% NSR	Nevada, USA

Note:

(1)
Royalty applies to only a portion of the property.